DESCRIPTION OF BUSINESS - License and Distribution Agreements (BioInvent International AB) (Details) kr / shares in Units, $ in Thousands, kr in Millions	1 Months Ended		12 Months Ended
	Nov. 30, 2020 USD ($)	Oct. 31, 2020 SEK (kr) kr / shares shares	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2020 USD ($)
Description of Business and Basis of Presentation
Proceeds from sale of ordinary shares			$ 5,878	$ 15,000
BioInvent International AB
Description of Business and Basis of Presentation
Upfront payment	$ 5,900
Acquired in-process research and development					$ 5,900
Number of new shares issued | shares		1,200,000
Number of warrants issued | shares		588,000
Each warrants issued for new share | shares		1
Subscription period for warrants (in years)		5 years
Offering price per share | kr / shares		kr 78.5
Investment | kr		kr 53.8
BioInvent International AB | Maximum
Description of Business and Basis of Presentation
Potential milestones and royalties	$ 83,000